GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS	12 Months Ended
Dec. 31, 2022
Component of Operating Income [Abstract]
GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS	GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS
The Company has recorded gains on sale of assets as follows:

	Year ended December 31,
(in thousands of $)	2022	2021	2020
Gain on sale of vessels	13,228	39,405	2,250

During the year ended December 31, 2022, the two VLCCs, Front Energy and Front Force, which were previously accounted for as direct financing leases, were sold to an unrelated third party. A gain of $1.5 million was recorded on the disposal of the vessels. The Company received net sale proceeds of $65.4 million and an additional compensation payment of $4.5 million from Frontline Shipping for the early termination of the corresponding charters. (See Note 26: Related Party Transactions).

Also, during the year ended December 31, 2022, the 1,700 twenty-foot equivalent unit (“TEU”) container vessel, MSC Alice, which was previously accounted for as a sales-type lease, was sold and delivered to Mediterranean Shipping Company S.A. and its affiliate Conglomerate Shipping Ltd. (collectively “MSC”) following execution of the applicable purchase obligation in the charter contract. The Company received proceeds totaling $13.5 million and recognized a net gain of $11.7 million on the disposal.

During the year ended December 31, 2021, 18 feeder container vessels, which were accounted for as direct financing leases and three feeder container vessels which were accounted for as leaseback assets, were sold to an unrelated party. The Company received net sale proceeds of $82.0 million and recorded a gain of $0.6 million on disposal of these vessels during the year ended December 31, 2021.

Also during the year ended December 31, 2021, seven Handysize dry bulk carriers, which were accounted for as operating lease assets, were sold to an unrelated third party for total net sale proceeds of $97.7 million. A gain of $39.3 million was recorded on the disposal during the year ended December 31, 2021.

The drilling unit West Taurus, which was accounted for as an operating lease asset, was sold for recycling to a ship recycling facility in Turkey during the year ended December 31, 2021. A loss of $0.6 million was recorded on recycling during the year ended December 31, 2021. The wholly owned subsidiary owning the rig (SFL Deepwater Ltd) was initially accounted for using the equity method. In October 2020, the subsidiary ceased to be accounted for as an associate and became consolidated. (See Note 19: Investment in Associated Companies and Note 26: Related Party Transactions).
During the year ended December 31, 2020, the VLCC Front Hakata, which was accounted for as a direct financing lease asset, was sold to an unrelated third party. A gain of $1.4 million was recorded on the disposal. The Company received net sale proceeds of $30.3 million, net of $3.2 million compensation paid for early termination of the charter. (See Note 26: Related Party Transactions).

The four offshore support vessels Sea Cheetah, Sea Jaguar, Sea Halibut and Sea Pike, which were accounted for as operating lease assets, were sold to an unrelated third party for total net sale proceeds of $4.3 million. A gain of $0.9 million was recorded on the disposal during the year ended December 31, 2020.

The offshore support vessel Sea Leopard, which was accounted for as a direct financing lease asset, was sold to an unrelated third party for recycling and a loss of $0.03 million was recorded on the disposal during the year ended December 31, 2020.
The VLCCs Hunter Atla, Hunter Saga and Hunter Laga, which were accounted for as leaseback assets, were sold to an unrelated third party for total net sale proceeds of $176.2 million. The Company recorded no gain or loss on the sale of these vessels during the year ended December 31, 2020 as the sale proceeds equaled their carrying value at date of sale.